Acquisitions - Schedule of Unaudited Pro Forma Consolidated Results of Operations (Details) (10-K) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 29, 2018 USD ($) $ / shares shares
Business Combinations [Abstract]
Revenues	$ 308,093
Net loss from continuing operations	$ (6,189)
Weighted average number of common stock shares - basic and diluted | shares	4,378,447
Net loss per share from continuing operations | $ / shares	$ (1.41)